Concentration of Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales [Member]
Concentration Risk [Line Items]
Percentage of total net sales			10.00%
Successor [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of total net sales	10.00%	10.00%
AutoZone [Member]
Concentration Risk [Line Items]
Receivable balances	$ 129.1	$ 140.8
AutoZone [Member] | Successor [Member]
Concentration Risk [Line Items]
Percentage of total net sales	29.20%	32.60%	32.30%
General Motors Company [Member]
Concentration Risk [Line Items]
Receivable balances	$ 17.6	$ 9.8
General Motors Company [Member] | Successor [Member]
Concentration Risk [Line Items]
Percentage of total net sales	10.10%